Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2020 Portfolio	Apr. 30, 2025
VIP Investor Freedom 2020 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	7.65%
Past 5 years	5.10%
Past 10 years	5.96%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
IXWFU
Average Annual Return:
Past 1 year	8.05%
Past 5 years	4.85%
Past 10 years	5.83%